Other Expenses	12 Months Ended
Dec. 31, 2013
Other Expenses
6.	OTHER EXPENSES

	Fiscal Year Ended December 31,
	2013	2012	2011
Stamp duty and other costs on the acquistion of the Yilgarn South assets (refer note 3 (f))	27.4	—	—
Facility charges [1]	23.5	—	—
Regulatory legal fees [2]	11.1	—	—
Other	42.2	37.9	47.3

Total other expenses	104.2	37.9	47.3

(1)	Facility costs on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold.
(2)	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.